Short and Long-Term Debt - Summary of Total Capacity and Available Capacity Under Borrowing Arrangements (Parenthetical) (Detail) In Millions, unless otherwise specified	9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2013 Revolving Credit Facility - USD [Member] USD ($)	Dec. 31, 2012 Revolving Credit Facility - USD [Member] USD ($)	Feb. 15, 2012 Revolving Credit Facility - USD [Member] USD ($)	Sep. 30, 2013 Term Loan Credit Facility - USD [Member] USD ($)	Dec. 31, 2012 Term Loan Credit Facility - USD [Member] USD ($)	Feb. 15, 2012 Term Loan Credit Facility - USD [Member] EUR (€)	Sep. 30, 2013 Term Loan Credit Facility - EUR [Member] EUR (€)	Dec. 31, 2012 Term Loan Credit Facility - EUR [Member] EUR (€)	Sep. 30, 2013 Greater than or Equal to 1.50 to 1.00 [Member] ABR Spread for Revolving Loans [Member]	Dec. 31, 2012 Greater than or Equal to 1.50 to 1.00 [Member] ABR Spread for Revolving Loans [Member]	Sep. 30, 2013 Greater than or Equal to 1.50 to 1.00 [Member] Eurocurrency Spread for Revolving Loans [Member]	Dec. 31, 2012 Greater than or Equal to 1.50 to 1.00 [Member] Eurocurrency Spread for Revolving Loans [Member]	Sep. 30, 2013 Less than 1.50 to 1.00 and Greater than or Equal to 1.00 to 1.00 [Member] ABR Spread for Revolving Loans [Member]	Dec. 31, 2012 Less than 1.50 to 1.00 and Greater than or Equal to 1.00 to 1.00 [Member] ABR Spread for Revolving Loans [Member]	Sep. 30, 2013 Less than 1.50 to 1.00 and Greater than or Equal to 1.00 to 1.00 [Member] Eurocurrency Spread for Revolving Loans [Member]	Dec. 31, 2012 Less than 1.50 to 1.00 and Greater than or Equal to 1.00 to 1.00 [Member] Eurocurrency Spread for Revolving Loans [Member]	Sep. 30, 2013 Less than 1.00 to 1.00 [Member] ABR Spread for Revolving Loans [Member]	Dec. 31, 2012 Less than 1.00 to 1.00 [Member] ABR Spread for Revolving Loans [Member]	Sep. 30, 2013 Less than 1.00 to 1.00 [Member] Eurocurrency Spread for Revolving Loans [Member]	Dec. 31, 2012 Less than 1.00 to 1.00 [Member] Eurocurrency Spread for Revolving Loans [Member]
Debt Instrument [Line Items]
Term loan Credit Facility, maximum amount	$ 200	$ 200	$ 200	$ 350	$ 350	€ 120	€ 120	€ 120
Applicable rate for term loan				3.25%	4.00%		3.50%	4.25%
Alternate base rate	1.00%	1.25%		1.00%	1.25%		1.00%	1.25%
Revolving Credit Facility, interest rate									2.25%	3.00%	3.25%	4.00%	2.00%	2.75%	3.00%	3.75%	1.75%	2.50%	2.75%	3.50%